Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents (notes 2d, 3)	$ 9,736	$ 9,005
Short term deposits	40
Prepaid expenses	288	14
Other receivables	213	95
Total Current Assets	10,277	9,114
Non-Current Assets
Restricted cash (note 2e)	56	27
Long-term prepaid expenses (note 2f)	16	11
Property and equipment, net (notes 2g, 4)	685	388
Total Non-Current Assets	757	426
TOTAL ASSETS	11,034	9,540
Current Liabilities
Accounts payable trade	173	37
Accrued expenses and other liabilities (note 5)	944	634
Payables to related parties (note 8)	13	25
Total Current Liabilities	1,130	696
Non-Current Liabilities
Retirement benefit obligations (note 2j)	6	7
Warrants (note 6)	192	344
Total Non-Current Liabilities	198	351
Commitments And Contingent Liabilities (note 7)
TOTAL LIABILITIES	1,328	1,047
SHAREHOLDERS’ EQUITY
Common stock of NIS 0.40 ($0.11) par value: (note 9) Authorized: 11,861,073 shares as of December 31, 2018 and 2017; Issued and outstanding: 3,509,405 and 3,509,344 as of December 31, 2018 and 2017;	396	396
Additional paid in capital	27,326	21,182
Foreign currency translation adjustments (note 2c)	(2,251)	(1,503)
Accumulated deficit	(16,289)	(12,047)
TOTAL SHAREHOLDERS' EQUITY	9,706	8,493
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,034	9,540
Series A Preferred Stock
SHAREHOLDERS’ EQUITY
Preferred stock	309	309
Series B Preferred Stock
SHAREHOLDERS’ EQUITY
Preferred stock	156	156
Series C Preferred Stock
SHAREHOLDERS’ EQUITY
Preferred stock	$ 59